Related Party Transactions - Additional Information (Details) $ in Millions			6 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Feb. 29, 2020 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Facility shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 16, 2020 USD ($)	Feb. 28, 2019 shares	Oct. 26, 2016 USD ($)	Aug. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Number of facilities | Facility				4
Preferred stock, shares issued | shares				0
Series C Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares issued | shares		3,764,606						3,764,606
Preferred stock shares sold | shares		501,947						501,947
Proceeds from issuance or sale of equity		$ 85.0
Notes Payable - Other
Related Party Transaction [Line Items]
Debt Instrument Interest Rate Stated Percentage										14.00%
Debt instrument, outstanding amount				$ 1.1
Interest expense, borrowings				$ 0.1	$ 0.2	$ 0.2
Notes payable										$ 1.1
First American Financial Corporation
Related Party Transaction [Line Items]
Ownership percentage				5.00%
Fees paid for services				$ 11.9	7.1	6.9
Senior Secured Credit Line
Related Party Transaction [Line Items]
Number of facilities | Facility				1
Mezzanine facility [Member]
Related Party Transaction [Line Items]
Number of facilities | Facility				2
L L Funds Loan Agreement
Related Party Transaction [Line Items]
Ownership percentage									5.00%
L L Funds Loan Agreement | Senior Secured Credit Line
Related Party Transaction [Line Items]
Maximum principal amount									$ 85.0
L L Funds Loan Agreement | Mezzanine Secured Loan
Related Party Transaction [Line Items]
Maximum principal amount									$ 14.0
LL Mezz Loan Agreement
Related Party Transaction [Line Items]
Maximum principal amount							$ 65.0
Interest expense, borrowings				$ 11.7	$ 8.2	$ 16.8
First American Credit Agreement
Related Party Transaction [Line Items]
Debt Instrument Interest Rate Stated Percentage	12.00%
Outstanding amount			$ 30.0
Additional borrowing capacity	$ 25.0
Borrowing outstanding	$ 55.0
First American Credit Agreement | Class A Common Stock
Related Party Transaction [Line Items]
Ownership percentage			5.00%